Customer Accounts - Time Deposits (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Time deposits by rate band are as follows:
Less than 1.00%	$ 629,589	$ 2,204,756
1.00% to 1.99%	3,761,543	2,099,841
2.00% to 2.99%	413,671	169,253
Time deposits by maturity band are as follows:
Within 1 year	2,800,978	2,553,712
1 to 2 years	1,335,242	975,351
2 to 3 years	296,238	386,763
Over 3 years	372,345	558,024
Total time deposits	4,804,803	4,473,850
Customer accounts greater than $250,000	$ 3,088,231	$ 2,674,914